Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.6%
Commerzbank Ag Subordinated, 1.38%, 12/29/31 (Call 09/29/26)(a)(b)	EUR	100	$107,935
Energias De Portugal SA, 1.88%, 03/14/82 (Call 06/14/29)(a)(b)	EUR	100	103,745
Eurobank SA, 2.25%, 03/14/28 (Call 03/14/27)(a)(b)	EUR	100	105,761
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR	100	109,301
			426,742
Austria — 0.2%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 07/31/22)(a)	EUR	100	117,609

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	113,587

Canada — 2.3%
ADLER Group SA, 2.25%, 01/14/29 (Call 10/14/28)(a)	EUR	200	176,640
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(c)	CAD	325	252,371
AutoCanada Inc., 5.75%, 02/07/29 (Call 01/01/25)	CAD	50	39,400
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD	100	78,344
4.00%, 09/30/26 (Call 08/30/26)	CAD	75	58,044
Iccrea Banca SpA, 2.25%, 10/20/25 (Call 10/20/24)(a)(b)	EUR	100	112,434
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	CAD	50	39,112
Parkland Corp./Canada
3.88%, 06/16/26 (Call 06/16/23)(c)	CAD	100	76,683
4.38%, 03/26/29 (Call 03/26/24)	CAD	100	76,132
Ritchie Bros Holdings Ltd., 4.95%, 12/15/29 (Call 12/15/24)(c)	CAD	75	59,302
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD	50	—
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	50	35,371
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD	150	113,578
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	118,114
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	41,522
5.75%, 01/15/26 (Call 02/15/22)(a)	CAD	50	40,055
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR	200	209,702
			1,526,804
Cayman Islands — 0.2%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	111,418

Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	100	106,745

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23 (Call 03/02/22)(a)	EUR	100	113,033

Finland — 1.5%
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	115,388
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	172,672
2.38%, 05/15/25 (Call 02/15/25)(a)	EUR	200	233,583
Teollisuuden Voima Oyj, 1.38%, 06/23/28 (Call 03/23/28)(a)	EUR	200	217,319
Teollisuuden Voima OYJ, 1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	223,469
			962,431
France — 12.8%
Accor SA, 3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	200	233,328
Altice France SA/France
2.13%, 02/15/25 (Call 03/02/22)(a)	EUR	150	160,526
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	200	209,853
4.00%, 07/15/29 (Call 04/15/24)(a)	EUR	100	105,759

Security		Par (000)	Value

France (continued)
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR	100	$106,606
5.88%, 02/01/27 (Call 03/02/22)(a)	EUR	150	173,788
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/02/22)(a)	EUR	200	220,797
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(a)	EUR	200	218,278
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	300	306,990
5.25%, 04/15/27 (Call 04/15/23)(a)	EUR	100	100,823
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	113,135
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	109,851
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR	100	109,009
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(a)	EUR	100	110,453
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	200	216,799
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	113,876
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	109,905
2.63%, 06/15/25 (Call 03/02/22)(a)	EUR	250	283,590
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR	125	139,738
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	113,439
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR	200	229,552
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(a)	EUR	150	171,619
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	114,183
La Banque Postale SA, 3.00%, 06/09/28(a)	EUR	100	121,931
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 02/10/22)(a)	EUR	200	213,642
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(a)	EUR	100	107,840
3.25%, 01/14/25 (Call 02/10/22)(a)	EUR	100	109,461
3.50%, 05/03/23 (Call 02/10/22)(a)	EUR	200	224,316
Orano SA
2.75%, 03/08/28 (Call 12/08/27)(a)	EUR	100	113,208
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	114,817
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	117,485
4.88%, 09/23/24	EUR	100	122,439
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR	100	109,622
4.00%, 03/31/25 (Call 03/02/22)(a)	EUR	100	112,802
Parts Europe SA, 6.50%, 07/16/25 (Call 03/02/22)(a)	EUR	100	115,820
Picard Bondco SA, 5.38%, 07/01/27 (Call 07/01/24)(a)	EUR	100	110,452
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR	100	110,729
Quatrim SASU, 5.88%, 01/15/24 (Call 02/10/22)(a)	EUR	100	114,347
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(b)	EUR	200	224,884
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(a)	EUR	100	112,780
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR	100	111,908
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	100	110,378
1.13%, 10/04/27 (Call 07/04/27)(a)	EUR	100	103,029
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	100	110,031
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	109,967
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	200	224,237
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR	100	111,150
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	109,778
Rexel SA
2.13%, 06/15/28 (Call 06/15/24)(a)	EUR	100	110,737
2.13%, 12/15/28(a)	EUR	100	109,952
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(a)	EUR	100	112,035
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	114,961

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	$115,433
Tereos Finance Groupe, 4.75%, 04/30/27(a)	EUR	100	111,144
Tereos Finance Groupe I SA, 7.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	119,205
Valeo
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	200	230,204
3.25%, 01/22/24(a)	EUR	100	118,993
Valeo SA, 1.00%, 08/03/28 (Call 05/03/28)(a)	EUR	100	106,948
Verallia SA
1.63%, 05/14/28 (Call 02/14/28)(a)	EUR	100	111,108
1.88%, 11/10/31 (Call 08/10/31)(a)	EUR	100	108,743
			8,488,413
Germany — 11.1%
ADLER Group SA
1.50%, 07/26/24 (Call 04/26/24)(a)	EUR	100	96,595
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR	100	90,491
3.25%, 08/05/25 (Call 05/05/25)(a)	EUR	100	96,534
ADLER Real Estate AG, 1.88%, 04/27/23 (Call 03/27/23)(a)	EUR	100	106,058
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	200	221,594
3.13%, 11/12/79 (Call 08/12/27)(a)(b)	EUR	100	111,482
3.75%, 07/01/74 (Call 07/01/24)(a)(b)	EUR	200	231,842
Bertelsmann SE & Co. KGaA
3.00%, 04/23/75 (Call 04/23/23)(a)(b)	EUR	100	114,419
3.50%, 04/23/75 (Call 04/23/27)(a)(b)	EUR	100	116,861
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	171,958
Commerzbank AG
4.00%, 03/23/26(a)	EUR	200	243,797
4.00%, 03/30/27(a)	EUR	100	123,514
4.00%, 12/05/30 (Call 09/05/25)(a)(b)	EUR	100	120,269
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	146,734
4.50%, 05/19/26(a)	EUR	100	125,848
5.63%, 05/19/31 (Call 02/19/26)(a)(b)	EUR	200	257,846
Deutsche Lufthansa AG
0.25%, 09/06/24	EUR	50	54,570
2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	200	227,165
2.88%, 05/16/27 (Call 02/16/27)(a)	EUR	200	221,723
3.00%, 05/29/26 (Call 03/02/26)(a)	EUR	300	338,087
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	112,656
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR	200	220,420
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(b)	EUR	100	110,141
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	150	167,760
K+S AG, 2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	114,061
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(b)	EUR	75	87,938
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(a)	EUR	200	211,154
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 03/02/22)(a)	EUR	100	109,209
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 02/10/22)(a)	EUR	200	219,930
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	100	114,378
2.75%, 10/12/25 (Call 07/12/25)(a)	EUR	200	235,916
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR	100	121,893
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 02/07/22)(a)	EUR	88	100,756
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 02/28/22)(a)	EUR	150	163,315
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	150	169,451

Security		Par (000)	Value

Germany (continued)
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	300	$342,232
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	113,353
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	180	207,843
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	200	222,089
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	110,435
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	111,467
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR	100	109,445
2.25%, 05/03/28 (Call 02/03/28)(a)	EUR	100	108,558
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	112,296
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	115,344
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	116,887
ZF North America Capital Inc., 2.75%, 04/27/23(a)	EUR	200	230,001
			7,376,315
Greece — 1.5%
Alpha Bank SA, 2.50%, 03/23/28 (Call 03/23/27)(a)(b)	EUR	100	106,443
Eurobank SA, 2.00%, 05/05/27 (Call 05/05/26)(a)(b)	EUR	100	106,655
Mytilineos SA, 2.25%, 10/30/26(a)	EUR	100	110,746
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(a)(b)	EUR	200	222,641
Piraeus Bank SA, 3.88%, 11/03/27 (Call 11/03/26)(a)(b)	EUR	100	108,880
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(b)	EUR	100	120,774
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(a)	EUR	100	109,027
3.88%, 03/30/26 (Call 03/30/23)(a)	EUR	100	112,435
			997,601
Ireland — 0.8%
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(a)(b)	EUR	100	113,254
2.88%, 05/30/31 (Call 05/30/26)(a)(b)	EUR	100	116,627
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(a)(b)	EUR	100	109,581
eircom Finance DAC
1.75%, 11/01/24 (Call 03/02/22)(a)	EUR	100	110,283
3.50%, 05/15/26 (Call 05/15/22)(a)	EUR	100	111,156
			560,901
Israel — 1.9%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	200	214,828
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	100	111,275
1.63%, 10/15/28(a)	EUR	150	140,991
3.75%, 05/09/27 (Call 02/09/27)	EUR	300	326,120
4.38%, 05/09/30 (Call 02/09/30)	EUR	200	214,573
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	113,737
6.00%, 01/31/25 (Call 10/31/24)	EUR	100	118,354
			1,239,878
Italy — 15.6%
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(a)(b)	EUR	100	108,726
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	112,701
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	275	309,858
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	100	111,356
Autostrade per l’Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(a)	EUR	100	111,757
1.75%, 06/26/26(a)	EUR	100	113,921
1.75%, 02/01/27(a)	EUR	100	113,250

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	200	$223,758
2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	400	448,783
4.38%, 09/16/25(a)	EUR	100	124,838
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	113,192
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(a)	EUR	100	110,373
3.63%, 09/24/24(a)	EUR	300	336,527
5.38%, 01/18/28 (Call 01/18/23)(a)(b)	EUR	100	84,891
10.50%, 07/23/29(a)	EUR	100	98,599
Banca Popolare di Sondrio SCPA
2.38%, 04/03/24(a)	EUR	100	115,198
3.88%, 02/25/32 (Call 11/25/26)(a)(b)	EUR	100	112,562
Banco BPM SpA
0.88%, 07/15/26(a)	EUR	100	108,268
1.75%, 04/24/23(a)	EUR	109	124,314
1.75%, 01/28/25(a)	EUR	200	227,455
3.25%, 01/14/31 (Call 01/14/26)(a)(b)	EUR	100	111,881
4.25%, 10/01/29 (Call 10/01/24)(a)(b)	EUR	200	231,926
BPER Banca
1.38%, 03/31/27 (Call 03/31/26)(a)(b)	EUR	100	108,690
1.88%, 07/07/25(a)	EUR	100	113,604
3.88%, 07/25/32(a)	EUR	200	225,822
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(a)	EUR	100	108,145
Deutsche Lufthansa AG, 2.00%, 07/14/24 (Call 06/14/24)(a)	EUR	100	112,589
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(a)	EUR	100	113,160
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(a)	EUR	200	224,854
Grifols SA, 2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	109,189
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26)(a)(b)	EUR	100	111,375
4.13%, 11/28/29 (Call 11/28/24)(a)(b)	EUR	100	112,531
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	107,834
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	100	112,008
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR	100	109,495
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	172,619
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR	100	113,740
3.93%, 09/15/26(a)	EUR	175	213,813
5.88%, 03/04/29 (Call 03/04/24)(a)(b)	EUR	150	183,776
6.63%, 09/13/23(a)	EUR	100	123,021
Leonardo SpA, 2.38%, 01/08/26 (Call 10/08/25)(a)	EUR	100	115,403
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	90,971
5.75%, 04/18/23	EUR	50	59,592
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	200	216,518
1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	100	112,686
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	160,634
Rossini Sarl, 6.75%, 10/30/25 (Call 03/02/22)(a)	EUR	100	115,790
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	106,938
3.75%, 09/08/23(a)	EUR	200	221,298
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	102,728
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	300	327,080
2.50%, 07/19/23(a)	EUR	100	114,530
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	418	475,706
3.63%, 01/19/24(a)	EUR	200	232,380
3.63%, 05/25/26(a)	EUR	100	116,428

Security		Par (000)	Value

Italy (continued)
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	$146,204
5.25%, 02/10/22(a)	EUR	100	112,428
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(b)	EUR	200	224,315
2.73%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	200	223,852
6.95%, 10/31/22(a)	EUR	100	117,818
Unione di Banche Italiane SpA, 4.38%, 07/12/29 (Call 07/12/24)(a)(b)	EUR	150	179,983
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	209,487
3.25%, 09/23/30 (Call 06/23/30)(a)	EUR	200	247,760
Webuild SpA, 1.75%, 10/26/24(a)	EUR	250	278,702
			10,339,630
Japan — 1.9%
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR	175	190,797
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	100	103,028
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	274,007
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR	125	122,148
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR	100	97,350
4.00%, 04/20/23 (Call 01/20/23)(a)	EUR	100	113,491
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	101,617
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	250	275,830
			1,278,268
Luxembourg — 4.2%
ADLER Group SA, 2.25%, 04/27/27 (Call 01/27/27)(a)	EUR	100	89,985
Albion Financing 1 SARL/Aggreko Holdings Inc., 5.25%, 10/15/26 (Call 10/15/23)(a)	EUR	100	110,128
Altice Financing SA
2.25%, 01/15/25 (Call 03/02/22)(a)	EUR	100	106,357
3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	200	204,729
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	105,534
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	102,134
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	102,244
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	200	234,255
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	114,820
7.75%, 11/01/25 (Call 11/01/22)(a)	GBP	100	137,533
INEOS Finance PLC
2.13%, 11/15/25 (Call 02/10/22)(a)	EUR	100	110,159
2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	300	330,645
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	200	218,782
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	100	113,532
PLT VII Finance Sarl, 4.63%, 01/05/26 (Call 07/15/22)(a)	EUR	100	111,139
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	116,431
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	90	107,117
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	172,597
Vivion Investments Sarl
3.00%, 08/08/24(a)	EUR	100	106,698
3.50%, 11/01/25(a)	EUR	100	107,023
			2,801,842
Netherlands — 3.2%
AutoCanada Inc, 6.25%, 10/26/20(e)	EUR	50	—
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(a)	EUR	100	104,860
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 03/02/22)(a)	EUR	200	225,768

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	200	$226,438
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	118,414
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	117,627
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	103,192
Sigma Holdco BV, 5.75%, 05/15/26 (Call 02/10/22)(a)	EUR	100	101,075
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	111,415
United Group BV
3.13%, 02/15/26 (Call 03/02/22)(a)	EUR	100	106,641
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	100	104,609
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR	100	108,578
4.88%, 07/01/24 (Call 03/02/22)(a)	EUR	100	112,985
5.25%, 02/01/30(a)	EUR	100	109,023
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	100	111,574
VZ Secured Financing BV, 3.50%, 01/15/32(a)	EUR	100	106,009
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR	100	109,135
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	155,643
			2,132,986
Norway — 0.3%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	200	224,407

Portugal — 1.9%
Banco Comercial Portugues SA
1.13%, 02/12/27 (Call 02/12/26)(a)(b)	EUR	100	104,644
1.75%, 04/07/28 (Call 04/07/27)(a)(b)	EUR	100	104,574
4.00%, 05/17/32 (Call 11/17/26)(a)(b)	EUR	100	109,296
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(b)	EUR	200	239,219
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(a)(b)	EUR	100	106,164
1.70%, 07/20/80 (Call 04/20/25)(a)(b)	EUR	100	109,946
1.88%, 08/02/81 (Call 05/02/26)(a)(b)	EUR	100	109,204
4.50%, 04/30/79 (Call 01/30/24)(a)(b)	EUR	200	237,501
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(b)	EUR	100	114,148
			1,234,696
Spain — 7.1%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(b)	EUR	100	117,958
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(a)(b)	EUR	100	105,522
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(b)	EUR	100	106,666
1.13%, 03/27/25(a)	EUR	100	112,287
1.75%, 05/10/24(a)	EUR	100	114,649
2.50%, 04/15/31 (Call 01/15/26)(a)(b)	EUR	100	110,010
5.38%, 12/12/28 (Call 12/12/23)(a)(b)	EUR	100	120,006
5.63%, 05/06/26(a)	EUR	100	126,403
Banco do Brasil SA/Cayman, 5.25%, 11/27/31 (Call 05/27/26)(a)(b)	EUR	100	114,445
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	108,887
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	100	106,724
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR	200	209,210
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	107,817
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	200	208,665
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	300	308,309
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	107,968

Security		Par (000)	Value

Spain (continued)
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	$108,403
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	116,172
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	119,022
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(a)	EUR	100	107,348
6.25%, 12/20/23 (Call 02/10/22)(a)	EUR	85	95,948
ContourGlobal Power Holdings SA
2.75%, 01/01/26 (Call 01/01/23)(a)	EUR	100	106,250
4.13%, 08/01/25 (Call 03/02/22)(a)	EUR	100	112,531
El Corte Ingles SA
3.00%, 03/15/24 (Call 02/10/22)(a)	EUR	100	112,923
3.63%, 03/15/24 (Call 03/15/22)(a)	EUR	100	114,449
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(a)	EUR	250	272,083
Grifols SA
1.63%, 02/15/25 (Call 03/02/22)(a)	EUR	150	165,485
3.20%, 05/01/25 (Call 03/02/22)(a)	EUR	200	222,000
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(b)	EUR	100	111,149
International Consolidated Airlines Group SA, 2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	111,097
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(a)	EUR	300	331,205
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(b)	EUR	175	208,152
Unicaja Banco SA, 2.88%, 11/13/29 (Call 11/13/24)(a)(b)	EUR	100	112,514
			4,712,257
Sweden — 3.4%
Akelius Residential Property AB
2.25%, 05/17/81 (Call 02/17/26)(a)(b)	EUR	100	106,825
3.88%, 10/05/78 (Call 07/08/23)(a)(b)	EUR	100	116,078
Dometic Group AB
2.00%, 09/29/28 (Call 06/29/28)(a)	EUR	100	107,295
3.00%, 09/13/23 (Call 08/13/23)(a)	EUR	100	115,694
Fastighets AB Balder
2.87%, 06/02/81 (Call 03/02/26)(a)(b)	EUR	100	104,885
3.00%, 03/07/78 (Call 03/07/23)(a)(b)	EUR	100	112,046
Intrum AB
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	107,595
3.13%, 07/15/24 (Call 03/02/22)(a)	EUR	100	111,845
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	195,092
4.88%, 08/15/25 (Call 08/15/22)(a)	EUR	200	230,157
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/23)(a)	EUR	150	163,351
3.88%, 07/15/26 (Call 07/15/22)(a)	EUR	100	112,589
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	300	332,963
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	230,599
2.13%, 04/02/24 (Call 01/02/24)(a)	EUR	100	115,207
			2,262,221
Switzerland — 0.5%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/23)(a)	EUR	100	103,141
2.50%, 10/15/24 (Call 03/02/22)(a)	EUR	100	110,087
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	107,542
			320,770
United Kingdom — 11.8%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 03/02/22)(a)	GBP	150	203,756
BCP V Modular Services Finance II PLC
4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	200	214,629
6.13%, 11/30/28 (Call 11/30/24)(a)	GBP	100	126,753

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 02/24/23)(a)	GBP	300	$373,355
4.50%, 02/16/26 (Call 02/24/23)(a)	GBP	100	130,505
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(a)	GBP	100	121,707
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(a)(b)	EUR	100	109,289
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	108,636
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP	100	132,744
eG Global Finance PLC, 4.38%, 02/07/25 (Call 03/02/22)(a)	EUR	225	247,915
Heathrow Finance PLC
4.38%, 03/01/27(a)(g)	GBP	100	131,598
5.25%, 03/01/24 (Call 12/01/23)(a)	GBP	100	137,174
Iceland Bondco PLC, 4.38%, 05/15/28 (Call 02/15/24)(a)	GBP	100	114,300
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	107,523
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(a)	EUR	200	211,458
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(a)	EUR	100	101,941
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	100	110,427
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	110,036
3.88%, 03/01/23(a)	GBP	100	134,861
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	171,438
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	111,262
5.88%, 11/15/24 (Call 08/15/24)(a)	EUR	100	118,730
Jerrold Finco PLC, 5.25%, 01/15/27 (Call 01/15/23)(a)	GBP	100	134,452
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(a)	GBP	100	135,813
6.00%, 06/12/25(a)	GBP	100	143,840
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(a)	EUR	100	116,803
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(a)(b)	EUR	100	112,183
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR	100	111,379
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	200	286,496
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (Call 11/15/23)(a)	GBP	175	230,165
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 03/02/22)(a)	EUR	100	113,928
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	100	110,439
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	104,425
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	122,143
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP	100	147,945
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(a)	EUR	100	110,102
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(a)	GBP	200	277,318
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP	100	133,862
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR	100	106,318
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	126,251
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP	100	126,084
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	200	273,227
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	104,878
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	125,226
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP	200	254,297
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(b)	EUR	200	223,454
3.00%, 08/27/80 (Call 05/27/30)(a)(b)	EUR	250	272,498
3.10%, 01/03/79 (Call 10/03/23)(a)(b)	EUR	300	344,373

Security		Par (000)	Value

United Kingdom (continued)
4.88%, 10/03/78 (Call 07/03/25)(a)(b)	GBP	100	$138,929
			7,816,865
United States — 14.7%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	198,455
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	105,913
4.88%, 06/01/28 (Call 06/01/24)(a)	GBP	100	125,465
Alpha Services and Holdings SA, 5.50%, 06/11/31 (Call 03/11/26)(a)(b)	EUR	100	112,125
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(a)	EUR	100	107,374
3.00%, 09/01/29 (Call 05/15/24)(a)	EUR	100	105,867
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	100	107,077
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	130,968
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	109,881
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	200	226,112
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 03/02/22)(a)	EUR	100	113,136
4.75%, 01/30/26 (Call 03/02/22)(a)	EUR	100	113,668
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 02/10/22)(a)	EUR	100	112,280
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	111,798
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	111,579
4.38%, 12/15/23	EUR	100	119,925
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR	150	167,181
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(a)	EUR	100	116,508
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	83,782
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	162,071
Chemours Co. (The), 4.00%, 05/15/26 (Call 03/02/22)	EUR	100	112,159
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125	142,576
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	106,130
Coty Inc.
3.88%, 04/15/26 (Call 04/15/23)(a)	EUR	100	112,483
4.75%, 04/15/26 (Call 03/02/22)(a)	EUR	100	112,303
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(a)	EUR	100	111,679
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	113,074
2.63%, 09/30/24 (Call 03/31/24)(a)	EUR	125	143,589
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	116,661
Darling Global Finance BV, 3.63%, 05/15/26 (Call 02/10/22)(a)	EUR	100	113,284
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	138,081
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	100	76,266
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	100	79,270
3.74%, 05/08/23	CAD	75	59,535
4.46%, 11/13/24	CAD	100	81,131
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	111,720
1.51%, 02/17/23	EUR	100	113,017
1.74%, 07/19/24	EUR	100	112,806
2.33%, 11/25/25	EUR	100	115,321
2.39%, 02/17/26	EUR	225	260,054
2.75%, 06/14/24	GBP	200	267,659

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.02%, 03/06/24	EUR	100	$116,012
3.25%, 09/15/25	EUR	100	118,656
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(a)	EUR	100	111,666
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	116,679
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	100	116,530
3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	169,378
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(a)	EUR	100	111,780
2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150	164,755
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	200	216,298
2.88%, 09/15/25 (Call 02/10/22)(a)	EUR	100	112,757
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 02/10/22)(a)	GBP	100	134,263
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(a)	EUR	200	229,341
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	200	237,781
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	144,688
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	113,379
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(b)	EUR	100	114,221
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 03/02/22)(a)	EUR	100	111,616
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26 (Call 09/15/26)	EUR	100	110,059
2.50%, 03/24/26 (Call 02/24/26)	GBP	100	132,050
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	119,569
3.38%, 04/24/30 (Call 01/24/30)	GBP	100	134,351
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	137,648
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100	110,137
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	200	227,959
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100	109,013
Organon & Co./Organon Foreign Debt Co-Issuer BV., 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	200	218,013
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(a)	EUR	100	111,067
Scientific Games International Inc., 5.50%, 02/15/26 (Call 03/02/22)(a)	EUR	100	114,134
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100	117,597
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 03/01/23)	EUR	100	109,063
3.25%, 03/15/25 (Call 03/02/22)	EUR	100	111,945
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 03/02/22)(a)	EUR	100	113,541
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100	106,031

Security		Par/ Shares (000)		Value

United States (continued)
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR	100		$106,378
				9,768,318

Total Corporate Bonds & Notes — 98.1%
(Cost: $68,039,748)				65,033,737

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd.Class A(h)		0	(i)	—

Total Common Stocks — 0.0%
(Cost: $159,437)				—

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(j)(k)		20		20,000

Total Short-Term Investments — 0.0%
(Cost: $20,000)				20,000

Total Investments in Securities — 98.1%
(Cost: $68,219,185)				65,053,737

Other Assets, Less Liabilities — 1.9%				1,239,274

Net Assets — 100.0%				$66,293,011

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Non-income producing security.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Zero-coupon bond.

(i)	Rounds to less than 1,000.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$0	(a)	$—	$—	$—	$20,000	20	$6	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$65,033,737	$—	$65,033,737
Common Stocks	—	—	—	—
Money Market Funds	20,000	—	—	20,000
	$20,000	$65,033,737	$—	$65,053,737

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound